STOCK OPTION PLAN - Summary of status of Plans (Details) (2010 Stock Option Plan (the "Plan"), USD $)	12 Months Ended
Dec. 31, 2012
2010 Stock Option Plan (the "Plan")
Number Of Options Available For Grant [Roll Forward]
Options Available for Grant, January 1, 2012	298,037
Options Available for Grant, Granted
Options Available for Grant, Exercised
Options Available for Grant, Forfeited	157,458
Options Available for Grant, December 31, 2012	455,495
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, January 1, 2012	701,963
Options Outstanding, Granted
Options Outstanding, Exercised
Options Outstanding, Forfeited	(157,458)
Options Outstanding, December 31, 2012	544,505
Exercisable options at December 31, 2012	415,921
Share Based Compensation Arrangement By Share Based Payment Award, Weighted Average Exercise Price [Roll Forward]
Weighted - Average Exercise Price, January 1, 2012	$ 2.01
Weighted - Average Exercise Price, Granted
Weighted - Average Exercise Price, Exercised
Weighted - Average Exercise Price, Forfeited	$ 2.70
Weighted - Average Exercise Price, December 31, 2012	$ 1.82
Weighted Average Exercise Price, Exercisable options at December 31, 2012	$ 1.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, December 31, 2012
Aggregate Intrinsic Value, Exercisable options at December 31, 2012